share-based compensation - TELUS International (Cda) Inc. share options (Details)	12 Months Ended
	Dec. 31, 2021 Options $ / shares $ / shares	Dec. 31, 2021 Options $ / shares	Dec. 31, 2020 Options $ / shares	Dec. 31, 2020 Options $ / shares
TELUS International (Cda) Inc. share options
share-based compensation
Exercisable, end of period (in dollar per share)		$ 25.00
Weighted average remaining contractual life (years)	9 years 2 months 12 days	9 years 2 months 12 days
Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Number of share options outstanding, beginning of period | Options	3,922,056	3,922,056	4,484,790	4,484,790
Weighted average share price of options outstanding, beginning of period		$ 6.94		$ 6.91
Granted (in shares) | Options	579,949	579,949
Granted (in dollars per share)		$ 25.00
Exercised (in shares) | Options	(1,321,238)	(1,321,238)	(562,734)	(562,734)
Exercised (in dollars per share)		$ 5.74		$ 6.21
Exercisable, end of period (in shares) | Options	2,096,582	2,096,582	3,267,423	3,267,423
Number of share options outstanding, end of period | Options	3,180,767	3,180,767	3,922,056	3,922,056
Weighted average share price of options outstanding, end of period		$ 10.74		$ 6.94
Exercisable, end of period (in dollar per share)		$ 7.45		$ 6.58
TELUS International (Cda) Inc. share options, Canadian $ denominated share-based compensation
Number of share options outstanding, beginning of period | Options	242,244	242,244	242,244	242,244
Weighted average share price of options outstanding, beginning of period	$ 4.75		$ 4.75
Exercised (in shares) | Options	(242,244)	(242,244)
Exercised (in dollars per share)	$ 4.75
Exercisable, end of period (in shares) | Options			242,244	242,244
Number of share options outstanding, end of period | Options			242,244	242,244
Weighted average share price of options outstanding, end of period			$ 4.75
Exercisable, end of period (in dollar per share)			$ 4.75
TELUS International (Cda) Inc. subordinated voting share options.
share-based compensation
Number of share options outstanding, end of period	2,600,818	2,600,818
Weighted average remaining contractual life (years)	5 years 7 months 6 days	5 years 7 months 6 days
Minimum | TELUS International (Cda) Inc. share options
share-based compensation
Variable payout (as a percent)	0.00%	0.00%
Minimum | TELUS International (Cda) Inc. subordinated voting share options.
share-based compensation
Option price	$ 4.87	$ 4.87
Maximum | TELUS International (Cda) Inc. share options
share-based compensation
Exercise period	10 years	10 years
Variable payout (as a percent)	100.00%	100.00%
Maximum | TELUS International (Cda) Inc. subordinated voting share options.
share-based compensation
Option price	$ 8.95	$ 8.95